Pear Tree Polaris Foreign Value Fund
Investment Objective:
Long-term growth of capital and income.
Fee Table and Expenses of Foreign Value Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Foreign Value Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pear Tree Polaris Foreign Value Fund	Ordinary Shares	Institutional Shares
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.27%	0.27%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.53%	1.28%

Example

This example is intended to help you compare the cost of investing in Foreign Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Foreign Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5 percent return each year and that Foreign Value Fund's operating expenses remain the same as set forth in the table above.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Pear Tree Polaris Foreign Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Ordinary Shares	155	482	833	1,820
Institutional Shares	130	405	701	1,542

Portfolio Turnover

Foreign Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect Foreign Value Fund's performance.  During the most recent fiscal year, Foreign Value Fund's portfolio turnover rate was 13 percent of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, Foreign Value Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, warrants, and rights derivative of or convertible into common stocks, in each case issued by foreign markets issuers.  Foreign Value Fund defines a foreign markets issuer to be an issuer that derives at least 50 percent of its gross revenues or profits from goods or services produced in non-U.S. markets or from sales made in non-U.S. markets. Foreign Value Fund generally will be invested in issuers in ten or more foreign countries. Foreign Value Fund may invest in companies of any capitalization and companies located in, or deriving significant profits or revenues from, emerging market countries.

Foreign Value Fund's sub-adviser uses a three-step investment decision making process, with the objective to identify companies with the most undervalued streams of sustainable cash flow.  First, it employs proprietary quantitative investment technology to evaluate data, such as cash flow and interest rates, to produce a ranking of country and industry sectors.  Second, it uses traditional valuation criteria to regularly screen a database of more than 29,000 companies worldwide to identify a pool of approximately 500 or more securities with the greatest potential for undervalued streams of sustainable cash flow or assets.  Third, the sub-adviser conducts rigorous fundamental research on the pool of companies identified by the first two steps of the investment process. The sub-adviser also maintains a "watch-list" of companies which may be used if the valuation of a company held in Foreign Value Fund's portfolio falls below established limits.

Foreign Value Fund's sub-adviser may utilize options. The extent of the sub-adviser's use of options may vary over time based on the sub-adviser's assessment of market conditions and other factors.  Foreign Value Fund may also buy and sell forward foreign currency exchange contracts in connection with its investments.

Foreign Value Fund may invest in other derivatives (i.e., a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments) for the purpose of hedging the value of the portfolio or to establish a position in the future.  Foreign Value Fund also may lend its securities.  Foreign Value Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds.

Principal Investment Risks

It is possible to lose money by investing in Foreign Value Fund.  An investment in Emerging Markets Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings.  The share price of Foreign Value Fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which Foreign Value Fund has significant holdings, or weaknesses associated with one or more specific companies in which Foreign Value Fund may have substantial investments.

Foreign Investing.  Foreign Value Fund's investments in foreign securities (including ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.  These risks are especially acute for emerging markets securities.

Value Stock Investing.  A value investment style periodically comes into and falls out of favor with investors.  Value stocks generally carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Liquidity Risk.  Foreign Value Fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Active Management Risk.  The sub-adviser's judgments about the attractiveness, value, or potential appreciation of Foreign Value Fund's investments may prove to be incorrect.

Large- and Mid-Capitalization Securities.  Securities issued by large- and mid-cap companies tend to be less volatile than securities issued by smaller companies.  Larger companies, however, may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Small- and Micro-Capitalization Securities.  Investments in small- and micro-capitalization companies typically present greater risks than investments in larger companies and, as a result, the performance of Foreign Value Fund may be more volatile than a fund that invests only in large- and mid-cap stocks.

Non-Diversification.  Foreign Value Fund is "non-diversified", which means that it may invest a higher percentage of its assets in a smaller number of issuers.  As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Foreign Value Fund.

Sector. Foreign Value Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

Securities Lending.  Securities lending involves two primary risks: investment risk and borrower default risk. Investment risk is the risk that Foreign Value Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that Foreign Value Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Derivatives. Foreign Value Fund's investments in currency futures, options and other derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to "Fund Objectives, Strategies and Risks" in the Prospectus for further details.

Performance

The following bar charts and tables provide some indication of the risks of investing in Foreign Value Fund by showing changes in Foreign Value Fund's performance over time. The tables also compare Foreign Value Fund's performance to a broad measure of market performance that reflects the type of securities in which Foreign Value Fund invests. Past performance does not necessarily indicate how Foreign Value Fund will perform (before and after taxes) in the future.  Updated performance information is available at www.peartreefunds.com.

Annual Return Ordinary Shares (Calendar year ended December 31)

Returns for Institutional Shares will differ from the Ordinary Share returns due to differences in expenses between the classes.

Calendar year-to-date return of the Ordinary Shares of Foreign Value Fund as of 6/30/2016 is 7.61%.

Best Quarter:	Q2 2009	36.87%
Worst Quarter:	Q4 2008	(26.53)%

Average Annual Total Returns for the periods ended December 31, 2015
Average Annual Total Returns - Pear Tree Polaris Foreign Value Fund	1 Year	5 Years	10 Years
Ordinary Shares	(0.67%)	5.18%	4.10%
Ordinary Shares | After Taxes on Distributions	(0.85%)	5.12%	3.54%
Ordinary Shares | After Taxes on Distributions and Sales	0.12%	4.20%	3.34%
Institutional Shares	(0.37%)	5.45%	4.34%
MSCI EAFE Index	(0.39%)	4.07%	3.50%

After-Tax Returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary.  Actual after-tax returns may differ depending on your individual circumstances.